Accounts Receivable, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of allowances
Provision for accounts receivables	187,130	26,338	1,645
Allowance for doubtful accounts
Movement of allowances
Balance at beginning of the year	32,591	6,975	41,121
Allowance made during the year	200,446	27,880	1,645
Recoveries	(13,316)	(1,542)
Amount written off against the allowance	(29,750)	(722)	(35,791)
Balance at end of the year	189,971	32,591	6,975